Inventories - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 969,844	$ 1,155,622
Write-downs (reversals of write-downs) of inventories	$ 27,132	$ 11,795